PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	June 30, 2020	December 31, 2019
Leasehold improvements	$58,613	$58,613
Vehicle	149,916	149,916
Furniture and fixtures	94,053	93,464
Test Equipment	25,395	20,493
Computer Equipment	110,916	109,509
Software	67,287	67,287
	506,180	499,282
Less: accumulated depreciation	(296,509)	(247,036)
Total property and equipment	$209,671	$252,246

Depreciation expense for the three months ended June 30, 2020 and 2019 was $24,825 and $34,982, respectively. Depreciation expense for the six months ended June 30, 2020 and 2019 was $49,473 and $67,682, respectively.

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	Years Ended December 31,
	2019	2018
Leasehold improvements	$58,613	$256,920
Vehicle	149,916	143,560
Furniture and fixtures	93,464	132,088
Test equipment	20,493	-
Computer equipment	109,509	87,087
Software	67,287	61,287
	499,282	680,942
Less: accumulated depreciation	(247,036)	(178,796)
Total property and equipment	$252,246	$502,146

Depreciation expense for the years ended December 31, 2019 and 2018 was $143,459 and $54,946, respectively.